UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 1677

John Hancock Capital Series
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P Ouellette, Senior Attorney and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2006

ITEM 1. SCHEDULE OF INVESTMENTS

JOHN HANCOCK

International Classic Value Fund

9.30.2006 Quarterly Portfolio Holdings

John Hancock

JOHN HANCOCK FUNDS

John Hancock
International Classic Value Fund
Securities owned by the Fund on

September 30, 2006 (unaudited)

Issuer	Shares	Value
Common stocks 100.00%		$20,987,714

(Cost $20,128,986)

Australia 5.60%		1,176,295

Amcor Ltd. (Paper Packaging)	212,150	1,176,295

Bermuda 3.24%		679,710

RenaissanceRe Holdings Ltd. (Reinsurance)	12,225	679,710

Canada 4.18%		876,360

Magna International, Inc. (Class A) (Auto Parts & Equipment)	12,000	876,360

Cayman Islands 2.08%		436,245

XL Capital Ltd. (Class A) (Property & Casualty Insurance)	6,350	436,245

France 9.03%		1,895,612

Alcatel SA (Communications Equipment)	75,950	926,499
Credit Agricole SA (Diversified Banks)	13,000	570,443
Valeo SA (Auto Parts & Equipment)	11,188	398,670

Germany 6.60%		1,384,144

Deutsche Post AG (Air Freight & Logistics)	26,150	685,035
TUI AG (Hotels, Resorts & Cruise Lines)	33,900	699,109

Greece 2.83%		594,486

Public Power Corp. (Electric Utilities)	24,700	594,486

Hong Kong 5.16%		1,083,255

Johnson Electric Holdings Ltd. (Electrical Components & Equipment)	1,239,500	1,083,255

Ireland 3.23%		678,075

Kerry Group Plc (Class A) (Packaged Foods & Meats)	28,625	678,075

Japan 22.22%		4,663,910

Brother Industries Ltd. (Office Electronics)	82,000	1,031,381
Mitsubishi UFJ Financial Group, Inc. (Diversified Banks)	52	669,462
Nippon Television Network Corp. (Broadcasting & Cable TV)	2,950	403,278
Ricoh Co., Ltd. (Office Electronics)	30,000	597,129
Sumitomo Mitsui Financial Group, Inc. (Diversified Banks)	47	493,626
Takeda Pharmaceutical Co., Ltd. (Pharmaceuticals)	5,300	330,843
Takefuji Corp. (Consumer Finance)	11,700	537,111
USS Co., Ltd. (Automotive Retail)	9,350	601,080

John Hancock
International Classic Value Fund
Securities owned by the Fund on

September 30, 2006 (unaudited)

Netherlands 10.47%		2,196,551

Aegon NV (Life & Health Insurance)	38,005	712,032
ING Groep NV (Other Diversified Financial Services)	18,775	825,040
Koninklijke Ahold NV (Food Retail) (I)	62,125	659,479

Norway 1.43%		300,300

DnB NOR ASA (Diversified Banks)	24,500	300,300

Sweden 1.37%		288,188

Nordea Bank AB (Diversified Banks)	22,000	288,188

Switzerland 7.60%		1,594,388

Clariant AG (Specialty Chemicals)	67,850	914,442
Zurich Financial Services AG (Multi-Line Insurance)	2,775	679,946

United Kingdom 14.96%		3,140,195

Aviva Plc (Multi-Line Insurance)	53,425	781,397
BP Plc, American Depositary Receipt (Integrated Oil & Gas)	750	49,185
Compass Group Plc (Restaurants)	179,375	898,808
Rentokil Initial Plc (Environmental & Facilities Services)	280,175	766,712
Royal Bank of Scotland Group Plc (Diversified Banks)	18,750	644,093

Total investments (Cost $20,128,986) 100.00%		$20,987,714

John Hancock
International Classic Value Fund
Footnotes to Schedule of Investments
September 30, 2006 (unaudited)

(I) Non-income-producing security.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on September 30, 2006, including short-term investments, was $20,128,986. Gross unrealized appreciation and depreciation of investments aggregated $1,371,517 and $512,789, respectively, resulting in net unrealized appreciation of $858,728.

Footnotes to Schedule of Investments - Page 1

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle*
James F. Carlin
Richard P. Chapman, Jr.**
William H. Cunningham
Charles L. Ladner**
Dr. John A. Moore**
Patti McGill Peterson**
Steven R. Pruchansky

* Non-Independent Trustee
** Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Financial Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Pzena Investment Management LLC
120 West 45th Street, 34th Floor
New York, NY 10036

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. 1 John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives 24-hour automated information TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock International Classic Value Fund.

190Q3 9/06
11/06

JOHN HANCOCK

Core Equity Fund

9.30.2006 **Quarterly Portfolio Holdings**

JOHN HANCOCK FUNDS

John Hancock
Core Equity Fund
Securities owned by the Fund on

September 30, 2006 (unaudited)

Issuer	Shares	Value
Common stocks 95.10%		$311,184,901

(Cost $239,640,151)

Aerospace & Defense 1.61%		5,272,165

Boeing Co. (The)	45,700	3,603,445
Honeywell International, Inc.	40,800	1,668,720

Air Freight & Logistics 1.00%		3,259,674

FedEx Corp.	5,700	619,476
United Parcel Service, Inc. (Class B)	36,700	2,640,198

Apparel Retail 0.51%		1,658,125

Gap, Inc. (The)	87,500	1,658,125

Application Software 0.62%		2,029,200

BEA Systems, Inc. (I)(L)	133,500	2,029,200

Biotechnology 0.92%		3,026,044

Amgen, Inc. (I)	20,800	1,487,824
Genentech, Inc. (I)(L)	18,600	1,538,220

Brewers 0.41%		1,330,280

Anheuser-Busch Cos., Inc.	28,000	1,330,280

Broadcasting & Cable TV 1.22%		3,986,875

CBS Corp. (Class B)	107,500	3,028,275
Scripps (E.W.) Co. (The) (Class A)	20,000	958,600

Coal & Consumable Fuels 0.55%		1,814,956

CONSOL Energy, Inc.	57,200	1,814,956

Communications Equipment 2.72%		8,893,093

Cisco Systems, Inc. (I)	205,000	4,715,000
Motorola, Inc.	88,600	2,215,000
Nokia Corp., American Depositary Receipt (Finland)	99,700	1,963,093

Computer & Electronics Retail 0.57%		1,863,888

Best Buy Co., Inc.	34,800	1,863,888

Computer Hardware 3.61%		11,812,285

Hewlett-Packard Co.	192,900	7,077,501
International Business Machines Corp.	38,800	3,179,272
NCR Corp. (I)	39,400	1,555,512

John Hancock
Core Equity Fund
Securities owned by the Fund on

September 30, 2006 (unaudited)

Computer Storage & Peripherals 1.53%		5,019,814

Brocade Communications Systems, Inc. (I)	312,700	2,207,662
Emulex Corp. (I)	51,000	926,670
Lexmark International, Inc. (Class A) (I)	32,700	1,885,482

Construction & Farm Machinery & Heavy Trucks 0.49%		1,609,605

Cummins, Inc.	13,500	1,609,605

Consumer Finance 0.60%		1,962,800

American Express Co.	35,000	1,962,800

Data Processing & Outsourced Services 0.85%		2,784,810

Automatic Data Processing, Inc.	26,000	1,230,840
Fiserv, Inc. (I)	33,000	1,553,970

Department Stores 2.88%		9,412,580

Federated Department Stores, Inc.	62,500	2,700,625
Kohl's Corp. (I)	23,600	1,532,112
Nordstrom, Inc. (L)	32,400	1,370,520
Penney (J.C.) Co., Inc.	55,700	3,809,323

Diversified Banks 2.46%		8,061,804

Wachovia Corp.	127,100	7,092,180
Wells Fargo & Co.	26,800	969,624

Diversified Chemicals 0.62%		2,038,654

Dow Chemical Co. (The)	52,300	2,038,654

Diversified Metals & Mining 0.78%		2,558,242

Freeport-McMoRan Copper & Gold, Inc. (Class B)	27,200	1,448,672
Phelps Dodge Corp.	13,100	1,109,570

Electric Utilities 0.63%		2,061,180

Edison International	49,500	2,061,180

Electronic Equipment Manufacturers 0.41%		1,346,828

Agilent Technologies, Inc. (I)	41,200	1,346,828

Forest Products 0.28%		906,591

Louisiana-Pacific Corp.	48,300	906,591

Gold 0.18%		607,050

Newmont Mining Corp.	14,200	607,050

Health Care Distributors 1.49%		4,873,168

AmerisourceBergen Corp.	29,200	1,319,840
McKesson Corp.	67,400	3,553,328

John Hancock
Core Equity Fund
Securities owned by the Fund on

September 30, 2006 (unaudited)

Health Care Facilities 0.40%		1,306,474

Universal Health Services, Inc. (Class B)	21,800	1,306,474

Health Care Services 0.50%		1,643,430

Caremark Rx, Inc.	29,000	1,643,430

Homebuilding 0.48%		1,558,338

Centex Corp.	15,100	794,562
Toll Brothers, Inc. (I)	27,200	763,776

Hotels, Resorts & Cruise Lines 0.55%		1,816,308

Royal Caribbean Cruises Ltd.	46,800	1,816,308

Household Appliances 0.46%		1,500,485

Stanley Works Co. (The)	30,100	1,500,485

Household Products 1.73%		5,671,028

Kimberly-Clark Corp.	40,300	2,634,008
Procter & Gamble Co. (The)	49,000	3,037,020

Housewares & Specialties 1.30%		4,248,010

Fortune Brands, Inc.	23,000	1,727,530
Newell Rubbermaid, Inc.	89,000	2,520,480

Hypermarkets & Super Centers 0.73%		2,392,020

Wal-Mart Stores, Inc.	48,500	2,392,020

Independent Power Producers & Energy Traders 1.21%		3,960,772

Constellation Energy Group	23,500	1,391,200
TXU Corp.	41,100	2,569,572

Industrial Conglomerates 4.61%		15,083,961

General Electric Co.	250,000	8,825,000
Textron, Inc.	23,900	2,091,250
Tyco International Ltd. (Bermuda)	148,900	4,167,711

Industrial Machinery 1.32%		4,320,777

Illinois Tool Works, Inc.	46,200	2,074,380
Parker-Hannifin Corp.	28,900	2,246,397

Integrated Oil & Gas 6.45%		21,099,212

Chevron Corp.	24,700	1,602,042
ConocoPhillips	20,000	1,190,600
Exxon Mobil Corp.	216,900	14,553,990
Occidental Petroleum Corp.	78,000	3,752,580

John Hancock
Core Equity Fund
Securities owned by the Fund on

September 30, 2006 (unaudited)

Integrated Telecommunication Services 2.27%		7,440,918

AT&T, Inc.	39,100	1,273,096
BellSouth Corp.	84,000	3,591,000
Verizon Communications, Inc.	69,400	2,576,822

Investment Banking & Brokerage 3.10%		10,130,518

Bear Stearns Cos., Inc. (The)	9,000	1,260,900
Goldman Sachs Group, Inc. (The)	13,900	2,351,463
Merrill Lynch & Co., Inc.	35,700	2,792,454
Morgan Stanley	51,100	3,725,701

IT Consulting & Other Services 0.66%		2,149,938

Accenture Ltd. (Class A) (Bermuda) (L)	67,800	2,149,938

Life & Health Insurance 1.50%		4,910,790

AFLAC, Inc.	29,000	1,327,040
Prudential Financial, Inc. (L)	47,000	3,583,750

Life Sciences Tools & Services 0.58%		1,915,455

Applera Corp. - Applied Biosystems Group	30,500	1,009,855
Waters Corp. (I)	20,000	905,600

Managed Health Care 2.73%		8,920,994

Aetna, Inc.	51,400	2,032,870
Humana, Inc. (I)	43,600	2,881,524
WellPoint, Inc. (I)	52,000	4,006,600

Motorcycle Manufacturers 0.50%		1,631,500

Harley-Davidson, Inc.	26,000	1,631,500

Movies & Entertainment 2.46%		8,052,633

Disney (Walt) Co. (The)	91,600	2,831,356
News Corp. (Class A)	146,700	2,882,655
Viacom, Inc. (Class B) (I)	62,900	2,338,622

Multi-Line Insurance 3.04%		9,959,169

American International Group, Inc.	94,400	6,254,944
Hartford Financial Services Group, Inc. (The)	42,700	3,704,225

Multi-Utilities 0.36%		1,174,530

PG&E Corp.	28,200	1,174,530

Office Electronics 0.37%		1,209,012

Xerox Corp. (I)(L)	77,700	1,209,012

Oil & Gas Drilling 0.58%		1,905,690

Pride International, Inc. (I)(L)	69,500	1,905,690

John Hancock
Core Equity Fund
Securities owned by the Fund on

September 30, 2006 (unaudited)

Oil & Gas Equipment & Services 0.86%		2,811,650

Grant Prideco, Inc. (I)	25,000	950,750
Schlumberger Ltd.	30,000	1,860,900

Oil & Gas Exploration & Production 1.42%		4,640,364

EOG Resources, Inc.	45,800	2,979,290
Newfield Exploration Co. (I)	43,100	1,661,074

Oil & Gas Refining & Marketing 0.74%		2,419,090

Valero Energy Corp.	47,000	2,419,090

Other Diversified Financial Services 9.29%		30,391,852

Bank of America Corp.	186,200	9,974,734
Citigroup, Inc.	226,600	11,255,222
JPMorgan Chase & Co.	195,100	9,161,896

Packaged Foods & Meats 0.54%		1,754,600

General Mills, Inc.	31,000	1,754,600

Pharmaceuticals 5.18%		16,957,603

Forest Laboratories, Inc. (I)	45,700	2,312,877
Johnson & Johnson	84,300	5,474,442
Merck & Co., Inc.	53,600	2,245,840
Mylan Laboratories, Inc.	77,100	1,552,023
Pfizer, Inc.	43,000	1,219,480
Schering-Plough Corp.	94,100	2,078,669
Wyeth	40,800	2,074,272

Publishing 0.31%		1,016,198

Meredith Corp.	20,600	1,016,198

Railroads 0.85%		2,770,852

CSX Corp.	84,400	2,770,852

Reinsurance 0.75%		2,448,003

Everest Re Group Ltd. (Bermuda)	25,100	2,448,003

Semiconductors 1.92%		6,291,155

Intel Corp. (L)	93,228	1,917,700
Micron Technology, Inc. (I)	251,348	4,373,455

Soft Drinks 1.39%		4,535,570

PepsiCo, Inc.	69,500	4,535,570

Specialty Stores 0.41%		1,329,950

Office Depot, Inc. (I)	33,500	1,329,950

John Hancock
Core Equity Fund
Securities owned by the Fund on

September 30, 2006 (unaudited)

Systems Software 1.77%			5,793,960

Microsoft Corp.		212,000	5,793,960

Thrifts & Mortgage Finance 1.71%			5,590,490

Countrywide Financial Corp.		32,000	1,121,280
Fannie Mae		25,600	1,431,296
Freddie Mac		45,800	3,037,914

Tobacco 1.71%			5,588,150

Altria Group, Inc.		73,000	5,588,150

Trading Companies & Distributors 0.21%			682,605

GATX Corp.		16,500	682,605

Wireless Telecommunication Services 1.21%			3,971,136

ALLTEL Corp.		26,000	1,443,000
Crown Castle International Corp. (I)(L)		44,400	1,564,656
NII Holdings, Inc. (I)		15,500	963,480

	Interest	Par value
Issuer, description, maturity date	rate (%)	($000)	Value
Short-term investments 4.90%			$16,049,851

(Cost $16,049,851)

Joint Repurchase Agreement 0.43%			1,431,000

Investment in a joint repurchase agreement transaction with
Cantor Fitzgerald, LP - Dated 9-29-06 due 10-02-06 (secured
by U.S. Treasury Bond 8.125% due 8-15-19, U.S. Treasury
Inflation Indexed Bond 2.000% due 1-15-26 and U.S. Treasury
Inflation Indexed Notes 1.875% due 7-15-13, 2.000% due 1-15-16
and 3.000% due 7-15-12)	5.100	1,431	1,431,000

		Shares
Cash Equivalents 4.47%			14,618,851

AIM Cash Investment Trust (T)		14,618,851	14,618,851

Total investments (Cost $255,690,002) 100.00%			$327,234,752

John Hancock
Core Equity Fund
Footnotes to Schedule of Investments
September 30, 2006 (unaudited)

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of September 30, 2006.

(T) Represents investment of securities lending collateral.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on September 30, 2006, including short-term investments, was $255,690,002. Gross unrealized appreciation and depreciation of investments aggregated $74,494,585 and $2,949,835, respectively, resulting in net unrealized appreciation of $71,544,750.

Footnotes to Schedule of Investments - Page 1

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle*
James F. Carlin
Richard P. Chapman, Jr.**
William H. Cunningham
Charles L. Ladner**
Dr. John A. Moore**
Patti McGill Peterson**
Steven R. Pruchansky

* Non-Independent Trustee
** Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Financial Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Independence Investments LLC
53 State Street
Boston, Massachusetts 02109

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. 1 John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives 24-hour automated information TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Core Equity Fund.

250Q3 9/06
11/06

JOHN HANCOCK

U.S. Global Leaders Growth Fund

9.30.2006 Quarterly Portfolio Holdings

John Hancock

JOHN HANCOCK FUNDS

John Hancock
U.S. Global Leaders Growth Fund
Securities owned by the Fund on

September 30, 2006 (unaudited)

Issuer	Shares	Value
Common stocks 78.49%		$1,600,947,456

(Cost $1,394,070,941)

Air Freight & Logistics 2.36%		48,077,502

United Parcel Service, Inc. (Class B) (L)	668,300	48,077,502

Application Software 1.69%		34,402,500

SAP AG, American Depositary Receipt (ADR) (Germany) (L)	695,000	34,402,500

Asset Management & Custody Banks 3.13%		63,788,400

State Street Corp.	1,022,250	63,788,400

Biotechnology 8.01%		163,408,430

Amgen, Inc. (I) (L)	1,132,400	81,000,572
Genzyme Corp. (I) (L)	1,221,400	82,407,858

Communications Equipment 2.36%		48,145,575

QUALCOMM, Inc. (L)	1,324,500	48,145,575

Computer Hardware 2.12%		43,166,458

Dell, Inc. (I) (L)	1,889,950	43,166,458

Data Processing & Outsourced Services 3.97%		80,953,767

Automatic Data Processing, Inc.	1,710,050	80,953,767

Food Distributors 2.52%		51,412,650

Sysco Corp. (L)	1,537,000	51,412,650

Food Retail 0.88%		18,007,290

Whole Foods Market, Inc. (L)	303,000	18,007,290

Health Care Equipment 4.18%		85,341,043

Medtronic, Inc. (L)	1,038,926	48,247,723
Stryker Corp. (L)	748,000	37,093,320

Home Entertainment Software 1.86%		38,012,736

Electronic Arts, Inc. (I) (L)	682,700	38,012,736

Home Improvement Retail 3.14%		63,951,264

Home Depot, Inc. (The)	1,763,200	63,951,264

Household Products 6.39%		130,242,307

Colgate-Palmolive Co.	1,037,250	64,413,225
Procter & Gamble Co. (The)	1,062,102	65,829,082

John Hancock
U.S. Global Leaders Growth Fund
Securities owned by the Fund on

September 30, 2006 (unaudited)

Hypermarkets & Super Centers 3.11%			63,533,592

Costco Wholesale Corp. (L)		1,104,800	54,886,464
Wal-Mart Stores, Inc.		175,327	8,647,128

Industrial Conglomerates 4.03%			82,277,240

General Electric Co.		2,330,800	82,277,240

Internet Software & Services 2.63%			53,555,024

eBay, Inc. (I) (L)		1,888,400	53,555,024

Multi-Line Insurance 2.38%			48,579,314

American International Group, Inc.		733,162	48,579,314

Pharmaceuticals 5.75%			117,255,642

Johnson & Johnson		760,117	49,361,998
Teva Pharmaceutical Industries Ltd., ADR (Israel)		1,991,600	67,893,644

Restaurants 3.19%			65,064,102

Starbucks Corp. (I) (L)		1,910,840	65,064,102

Soft Drinks 6.34%			129,308,132

Coca-Cola Co. (The)		1,084,400	48,450,992
PepsiCo, Inc.		1,239,000	80,857,140

Specialty Stores 4.49%			91,615,515

Staples, Inc.		3,765,537	91,615,515
Systems Software 3.96%			80,848,973

Microsoft Corp.		2,958,250	80,848,973

	Interest	Par value
Issuer, description, maturity date	rate (%)	($000)	Value
Short-term investments 21.51%			$438,855,149

(Cost $438,855,149)

Joint Repurchase Agreement 0.03%			557,000

Investment in a joint repurchase agreement transaction with
Cantor Fitzgerald, LP - Dated 9-29-06 due 10-02-06 (secured
by U.S. Treasury Bond 8.125% due 8-15-19, U.S. Treasury
Inflation Indexed Bond 2.000% due 1-15-26 and U.S. Treasury
Inflation Indexed Notes 1.875% due 7-15-13, 2.000% due
1-15-16 and 3.000% due 7-15-12)	5.100	557	557,000

		Shares
Cash Equivalents 21.48%			438,298,149

AIM Cash Investment Trust (T)		438,298,149	438,298,149

Total investments (Cost $1,832,926,090) 100.00%			$2,039,802,605

John Hancock
U.S. Global Leaders Growth Fund
Footnotes to Schedule of Investments
September 30, 2006 (unaudited)

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of September 30, 2006.

(T) Represents investment of securities lending collateral.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on September 30, 2006, including short-term investments, was $1,832,926,090. Gross unrealized appreciation and depreciation of investments aggregated $241,896,827 and $35,020,312, respectively, resulting in net unrealized appreciation of $206,876,515.

Footnotes to Schedule of Investments - Page 1

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle*
James F. Carlin
Richard P. Chapman, Jr.**
William H. Cunningham
Charles L. Ladner**
Dr. John A. Moore**
Patti McGill Peterson**
Steven R. Pruchansky

* Non-Independent Trustee
** Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Financial Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Sustainable Growth Advisers, LP
3 Stamford Plaza
301 Tresser Boulevard, Suite 1310
Stamford, CT 06901

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. 1 John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives 24-hour automated information TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock U.S. Global Leaders Growth Fund.

260Q3 9/06
11/06

JOHN HANCOCK

Classic Value II Fund

9.30.2006 Quarterly Portfolio Holdings

John Hancock

JOHN HANCOCK FUNDS

John Hancock
Classic Value II Fund
Securities owned by the Fund on

September 30, 2006 (unaudited)

Issuer	Shares	Value
Common stocks 100.00%		$18,724,981

(Cost $17,595,485)

Aerospace & Defense 0.53%		98,546

General Dynamics Corp.	1,375	98,546

Apparel, Accessories & Luxury Goods 0.19%		34,800

Hanesbrands, Inc. (I)	1,546	34,800

Apparel Retail 2.50%		467,500

Gap, Inc. (The)	5,700	108,015
TJX Cos., Inc. (The)	12,825	359,485

Auto Parts & Equipment 3.65%		684,168

Johnson Controls, Inc.	4,625	331,798
Magna International, Inc. (Class A) (Canada)	4,825	352,370

Broadcasting & Cable TV 1.49%		279,587

CBS Corp. (Class B)	9,925	279,587

Communications Equipment 3.21%		602,024

Lucent Technologies, Inc. (I)	257,275	602,024

Computer Hardware 2.16%		405,266

Dell, Inc. (I)	8,025	183,291
Hewlett-Packard Co.	6,050	221,975

Consumer Finance 1.81%		339,089

American Express Co.	2,575	144,406
Capital One Financial Corp.	2,475	194,683

Data Processing & Outsourced Services 1.74%		325,950

Computer Sciences Corp. (I)	3,750	184,200
First Data Corp.	3,375	141,750

Diversified Banks 4.43%		829,966

Comerica, Inc.	3,100	176,452
Mitsubishi UFJ Financial Group, Inc. (Japan)	26	334,731
Sumitomo Mitsui Financial Group, Inc. (Japan)	18	189,048
Wachovia Corp.	2,325	129,735

Diversified Financial Services 8.75%		1,638,545

Bank of America Corp.	5,100	273,207
Citigroup, Inc.	18,000	894,060
ING Groep NV (Netherlands) (C)	3,725	163,690
JPMorgan Chase & Co.	6,550	307,588

John Hancock
Classic Value II Fund
Securities owned by the Fund on

September 30, 2006 (unaudited)

Food Retail 1.01%		188,423

Koninklijke Ahold NV (Netherlands) (C)(I)	17,750	188,423

Health Care Distributors 1.77%		332,190

AmerisourceBergen Corp.	4,725	213,570
McKesson Corp.	2,250	118,620

Health Care Facilities 1.23%		229,494

HCA, Inc.	4,600	229,494

Home Improvement Retail 1.69%		315,549

Home Depot, Inc. (The)	8,700	315,549

Hotels, Resorts & Cruise Lines 0.13%		23,775

Wyndham Worldwide Corp. (I)	850	23,775

Household Products 0.85%		160,132

Kimberly-Clark Corp.	2,450	160,132

Hypermarkets & Super Centers 3.74%		700,344

Wal-Mart Stores, Inc.	14,200	700,344

Industrial Conglomerates 1.73%		323,285

Tyco International Ltd. (Bermuda)	11,550	323,285

Insurance Brokers 1.15%		215,921

Aon Corp.	6,375	215,921

Integrated Oil & Gas 4.59%		858,652

BP Plc, American Depositary Receipt (ADR) (United Kingdom)	1,725	113,125
Chevron Corp.	2,675	173,500
Exxon Mobil Corp.	8,525	572,027

Integrated Telecommunication Services 0.92%		172,383

AT&T, Inc.	2,700	87,912
Verizon Communications, Inc.	2,275	84,471

Investment Banking & Brokerage 2.52%		471,890

Goldman Sachs Group, Inc. (The)	850	143,795
Morgan Stanley	4,500	328,095

Life & Health Insurance 3.61%		676,223

Aegon NV (Netherlands) (C)	19,225	360,185
Aegon NV (ADR) (Netherlands)	229	4,298
MetLife, Inc.	5,500	311,740

Managed Health Care 0.62%		116,320

CIGNA Corp.	1,000	116,320

John Hancock
Classic Value II Fund
Securities owned by the Fund on

September 30, 2006 (unaudited)

Multi-Line Insurance 0.44%		82,825

American International Group, Inc.	1,250	82,825

Multi-Utilities 3.25%		609,209

Dominion Resources, Inc.	1,625	124,296
Sempra Energy	9,650	484,913

Packaged Foods & Meats 1.45%		270,963

Kraft Foods, Inc. (Class A)	1,650	58,839
Sara Lee Corp.	13,200	212,124

Pharmaceuticals 6.95%		1,301,871

Abbott Laboratories	3,175	154,178
Bristol-Myers Squibb Co.	23,625	588,735
Johnson & Johnson	4,000	259,760
Pfizer, Inc.	10,550	299,198

Property & Casualty Insurance 9.10%		1,703,560

ACE Ltd. (Cayman Islands)	2,775	151,876
Allstate Corp. (The)	11,025	691,598
Chubb Corp. (The)	2,550	132,498
Fidelity National Financial, Inc.	3,325	138,486
XL Capital Ltd. (Class A) (Cayman Islands)	8,575	589,102

Railroads 2.03%		380,600

Union Pacific Corp.	4,325	380,600

Real Estate Management & Development 0.13%		24,086

Realogy Corp. (I)	1,062	24,086

Restaurants 1.88%		351,130

Compass Group Plc (United Kingdom)	70,075	351,130

Semiconductors 0.44%		81,766

Intel Corp.	3,975	81,766

Soft Drinks 0.51%		96,062

Coca-Cola Co. (The)	2,150	96,062

Systems Software 7.47%		1,398,495

CA, Inc.	25,200	596,988
Microsoft Corp.	22,625	618,341
Oracle Corp. (I)	10,325	183,166

Thrifts & Mortgage Finance 10.29%		1,926,619

Countrywide Financial Corp.	7,150	250,536
Fannie Mae	9,525	532,543
Freddie Mac	9,425	625,160
Washington Mutual, Inc.	11,925	518,380

John Hancock
Classic Value II Fund
Securities owned by the Fund on

September 30, 2006 (unaudited)

Trucking 0.04%		7,773

Avis Budget Group, Inc. (I)	425	7,773

Total investments (cost $17,595,485) 100.00%		$18,724,981

John Hancock
Classic Value II Fund
Footnotes to Schedule of Investments
September 30, 2006 (unaudited)

(C) Parenthetical disclosure of a country in the security description represents country of issuer; however, the security is euro-denominated.

(I) Non-income-producing security.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar-denominated.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on September 30, 2006, was $17,595,485. Gross unrealized appreciation and depreciation of investments aggregated $1,179,544 and $50,048, respectively, resulting in net unrealized appreciation of $1,129,496.

Footnotes to Schedule of Investments - Page 1

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle*
James F. Carlin
Richard P. Chapman, Jr.**
William H. Cunningham
Charles L. Ladner**
Dr. John A. Moore**
Patti McGill Peterson**
Steven R. Pruchansky

* Non-Independent Trustee
** Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Financial Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Pzena Investment Management LLC
120 West 45th Street, 34th Floor
New York, NY 10036

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. 1 John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives 24-hour automated information TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Classic Value II Fund.

350Q3 9/06
11/06

JOHN HANCOCK

Classic Value Fund

9.30.2006 Quarterly Portfolio Holdings

John Hancock

JOHN HANCOCK FUNDS

John Hancock
Classic Value Fund
Securities owned by the Fund on

September 30, 2006 (unaudited)

Issuer	Shares	Value
Common stocks 93.40%		$7,995,332,759

(Cost $7,110,013,488)

Apparel, Accessories & Luxury Goods 0.20%		17,208,332

Hanesbrands, Inc. (I)	764,475	17,208,332

Apparel Retail 2.58%		221,003,236

TJX Cos., Inc. (The) (L)	7,884,525	221,003,236

Auto Parts & Equipment 6.13%		524,301,404

AutoZone, Inc. (I)	2,102,300	217,167,590
Johnson Controls, Inc.	1,603,025	115,001,013
Magna International, Inc. (Class A) (Canada)	2,630,875	192,132,801

Broadcasting & Cable TV 0.84%		72,204,640

CBS Corp. (Class B) (L)	2,563,175	72,204,640

Communications Equipment 3.15%		269,306,355

Lucent Technologies, Inc. (I) (L)	115,088,186	269,306,355

Computer Hardware 1.36%		116,120,181

Hewlett-Packard Co.	3,164,900	116,120,181

Data Processing & Outsourced Services 1.24%		106,522,860

Computer Sciences Corp. (I)	2,168,625	106,522,860

Diversified Banks 1.25%		107,038,060

Comerica, Inc. (L)	1,880,500	107,038,060

Diversified Financial Services 8.54%		730,951,788

Bank of America Corp.	3,076,875	164,828,194
Citigroup, Inc.	7,279,975	361,596,358
JPMorgan Chase & Co.	4,355,350	204,527,236

Electric Utilities 1.16%		99,325,536

Wisconsin Energy Corp.	2,302,400	99,325,536

Health Care Distributors 1.90%		162,912,100

AmerisourceBergen Corp.	3,604,250	162,912,100

Health Care Facilities 2.96%		253,229,167

HCA, Inc.	5,075,750	253,229,167

John Hancock
Classic Value Fund
Securities owned by the Fund on

September 30, 2006 (unaudited)

Household Appliances 2.91%		249,463,952

Whirlpool Corp.	2,965,925	249,463,952

Household Products 1.58%		135,354,024

Kimberly-Clark Corp.	2,070,900	135,354,024

Hypermarkets & Super Centers 3.89%		333,355,113

Wal-Mart Stores, Inc.	6,759,025	333,355,113

Industrial Conglomerates 2.31%		197,496,740

Tyco International Ltd. (Bermuda)	7,055,975	197,496,740

Insurance Brokers 1.25%		107,365,360

Aon Corp. (L)	3,169,925	107,365,360

Integrated Oil & Gas 1.83%		156,632,911

BP Plc, American Depositary Receipt (ADR) (United Kingdom)	2,388,425	156,632,911

Investment Banking & Brokerage 2.94%		251,991,542

Morgan Stanley	3,456,200	251,991,542

Life & Health Insurance 5.73%		490,359,087

MetLife, Inc. (L)	4,350,850	246,606,178
Torchmark Corp. (L)	3,862,350	243,752,909

Multi-Utilities 3.11%		266,101,387

Sempra Energy	5,295,550	266,101,387

Packaged Foods & Meats 1.15%		98,280,906

Sara Lee Corp.	6,115,800	98,280,906

Pharmaceuticals 8.14%		696,510,119

Bristol-Myers Squibb Co. (L)	13,220,475	329,454,237
Johnson & Johnson	2,390,700	155,252,058
Pfizer, Inc.	7,468,400	211,803,824

Property & Casualty Insurance 8.95%		766,054,506

Allstate Corp. (The)	4,935,475	309,602,347
Fidelity National Financial, Inc.	2,968,675	123,645,314
XL Capital Ltd. (Class A) (Cayman Islands)	4,844,350	332,806,845

Railroads 1.79%		153,243,200

Union Pacific Corp.	1,741,400	153,243,200

Systems Software 7.16%		612,660,228

CA, Inc.	10,522,875	249,286,909
Microsoft Corp.	9,442,575	258,065,575
Oracle Corp. (I)	5,936,175	105,307,744

John Hancock
Classic Value Fund
Securities owned by the Fund on

September 30, 2006 (unaudited)

Thrifts & Mortgage Finance 9.35%			800,340,025

Fannie Mae		5,755,225	321,774,630
Freddie Mac		4,124,175	273,556,528
Washington Mutual, Inc. (L)		4,716,100	205,008,867

	Interest	Par value
Issuer, description, maturity date	rate (%)	($000)	Value
Short-term investments 6.60%			$564,946,827

(Cost $564,946,827)

Joint Repurchase Agreement 3.07%			263,040,000

Investment in a joint repurchase agreement transaction with
Cantor Fitzgerald, LP — Dated 9-29-06 due 10-2-06 (secured
by U.S. Treasury Bond 8.125% due 8-15-19, U.S. Treasury
Inflation Indexed Bond 2.000% due 1-15-26 and U.S. Treasury
Inflation Indexed Notes 1.875% due 7-15-13, 2.000% due
1-15-16 and 3.000% due 7-15-12)	5.100	263,040	263,040,000

		Shares
Cash Equivalents 3.53%			301,906,827

AIM Cash Investment Trust (T)		301,906,827	301,906,827

Total investments (cost $7,674,960,315) 100.00%			$8,560,279,586

John Hancock
Classic Value Fund
Footnotes to Schedule of Investments
September 30, 2006 (unaudited)

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of September 30, 2006.

(T) Represents investment of securities lending collateral.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar-denominated.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on September 30, 2006, including short-term investments, was $7,674,960,315. Gross unrealized appreciation and depreciation of investments aggregated $937,056,163 and $51,736,892, respectively, resulting in net unrealized appreciation of $885,319,271.

Footnotes to Schedule of Investments - Page 1

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle*
James F. Carlin
Richard P. Chapman, Jr.**
William H. Cunningham
Charles L. Ladner**
Dr. John A. Moore**
Patti McGill Peterson**
Steven R. Pruchansky

* Non-Independent Trustee
** Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Financial Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Pzena Investment Management LLC
120 West 45th Street, 34th Floor
New York, NY 10036

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. 1 John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives 24-hour automated information TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Classic Value Fund.

380Q3 9/06
11/06

JOHN HANCOCK

Large Cap Select Fund

9.30.2006 Quarterly Portfolio Holdings

JOHN HANCOCK FUNDS

John Hancock Large Cap Select Fund Securities owned by the Fund on September 30, 2006 (unaudited)

Issuer	Shares	Value
Common stocks 96.91%		$65,148,920

(Cost $49,495,123)

Advertising 3.20%		2,152,800

Omnicom Group, Inc.	23,000	2,152,800
Air Freight & Logistics 2.91%		1,956,240

FedEx Corp.	18,000	1,956,240
Brewers 3.53%		2,375,500

Anheuser-Busch Cos., Inc.	50,000	2,375,500
Communications Equipment 3.42%		2,300,000

Cisco Systems, Inc. (I)	100,000	2,300,000
Computer Hardware 2.72%		1,827,200

Dell, Inc. (I)	80,000	1,827,200
Consumer Finance 2.50%		1,682,400

American Express Co.	30,000	1,682,400
Data Processing & Outsourced Services 3.31%		2,224,980

Automatic Data Processing, Inc.	47,000	2,224,980
Food Distributors 3.33%		2,241,150

Sysco Corp.	67,000	2,241,150
Health Care Equipment 3.46%		2,322,000

Medtronic, Inc.	50,000	2,322,000
Home Improvement Retail 4.32%		2,901,600

Home Depot, Inc. (The)	80,000	2,901,600
Household Products 4.61%		3,099,000

Procter & Gamble Co. (The)	50,000	3,099,000
Hypermarkets & Super Centers 4.84%		3,255,120

Wal-Mart Stores, Inc.	66,000	3,255,120
Industrial Conglomerates 8.38%		5,632,860

3M Co.	33,000	2,455,860
General Electric Co.	90,000	3,177,000
Industrial Machinery 2.67%		1,796,000

Illinois Tool Works, Inc.	40,000	1,796,000

John Hancock Large Cap Select Fund Securities owned by the Fund on September 30, 2006 (unaudited)

Insurance Brokers 4.70%			3,161,400

Berkshire Hathaway, Inc. (Class A) (I)		33	3,161,400
Integrated Oil & Gas 3.00%			2,013,000

Exxon Mobil Corp.		30,000	2,013,000
Investment Banking & Brokerage 3.49%			2,346,600

Merrill Lynch & Co., Inc.		30,000	2,346,600
Motorcycle Manufacturers 2.33%			1,568,750

Harley-Davidson, Inc.		25,000	1,568,750
Multi-Line Insurance 4.14%			2,782,920

American International Group, Inc.		42,000	2,782,920
Packaged Foods & Meats 3.22%			2,164,820

Wrigley (Wm.) Jr. Co.		47,000	2,164,820
Pharmaceuticals 11.19%			7,518,400

Abbott Laboratories		50,000	2,428,000
Johnson & Johnson		50,000	3,247,000
Pfizer, Inc.		65,000	1,843,400
Soft Drinks 7.98%			5,366,480

Coca-Cola Co. (The)		50,000	2,234,000
PepsiCo, Inc.		48,000	3,132,480
Systems Software 3.66%			2,459,700

Microsoft Corp.		90,000	2,459,700

	Interest	Par value
Issuer, description, maturity date	rate (%)	($000)	Value
Short-term investments 3.09%			$2,077,000

(Cost $2,077,000)

Joint Repurchase Agreement 3.09%			2,077,000

Investment in a joint repurchase agreement transaction with Cantor
Fitzgerald, LP — Dated 9-29-06 due 10-02-06 (secured by U.S.
Treasury Bond 8.125% due 8-15-19, U.S. Treasury Inflation Indexed
Bond 2.000% due 1-15-26 and U.S. Treasury Inflation Indexed Notes
1.875% due 7-15-13, 2.000% due 1-15-16 and 3.000% due 7-15-12)	5.100	2,077	2,077,000

Total investments (Cost $51,572,123) 100.00%			$67,225,920

John Hancock Large Cap Select Fund Footnotes to Schedule of Investments September 30, 2006 (unaudited)

(I) Non-income-producing security.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on September 30, 2006, including short-term investments, was $51,572,123. Gross unrealized appreciation and depreciation of investments aggregated $17,280,455 and $1,626,658, respectively, resulting in net unrealized appreciation of $15,653,797.

Footnotes to Schedule of Investments - Page 1

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle*
James F. Carlin
Richard P. Chapman, Jr.**
William H. Cunningham
Charles L. Ladner**
Dr. John A. Moore**
Patti McGill Peterson**
Steven R. Pruchansky

* Non-Independent Trustee
** Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Financial Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Shay Assets Management, Inc.
230 West Monroe Street
Chicago, Illinois 60606

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. 1 John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives 24-hour automated information TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Large Cap Select Fund.

490Q3 9/06
11/06

JOHN HANCOCK

Allocation Growth + Value Portfolio

9.30.2006

Quarterly Portfolio Holdings

John Hancock

JOHN HANCOCK FUNDS

John Hancock
Allocation Growth + Value Portfolio
Securities owned by the Fund on

September 30, 2006 (unaudited)

Issuer	Shares	Value
Investment in underlying funds 100.00%		$5,359,473

(Cost $5,116,485)

Domestic Equity Funds 100.00%		5,359,473

John Hancock Classic Value Fund (Class I)	99,842	2,736,675
John Hancock U.S. Global Leaders Growth Fund (Class I)	92,941	2,622,798

Total investments (cost $5,116,485) 100.00%		$5,359,473

John Hancock
Allocation Growth + Value Portfolio
Footnotes to Schedule of Investments
September 30, 2006 (unaudited)

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on September 30, 2006, including short-term investments, was $5,116,485. Gross unrealized appreciation and depreciation of investments aggregated $243,107 and $119, respectively, resulting in net unrealized appreciation of $242,988.

Footnotes to Schedule of Investments - Page 1

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle*
James F. Carlin
Richard P. Chapman, Jr.**
William H. Cunningham
Charles L. Ladner**
Dr. John A. Moore**
Patti McGill Peterson**
Steven R. Pruchansky

* Non-Independent Trustee
** Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Financial Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. 1 John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives 24-hour automated information TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Allocation Growth + Value Portfolio.

930Q3 9/06
11/06

JOHN HANCOCK

Allocation Core Portfolio

9.30.2006 Quarterly Portfolio Holdings

JOHN HANCOCK FUNDS

John Hancock
Allocation Core Portfolio
Securities owned by the Fund on

September 30, 2006 (unaudited)

Issuer	Shares	Value
Investment in underlying funds 100.00%		$8,883,361

(Cost $8,614,736)

Domestic Equity Funds 67.75%		6,018,190

John Hancock Classic Value Fund (Class I)	112,385	3,080,484
John Hancock U.S. Global Leaders Growth Fund (Class I)	104,100	2,937,706

Fixed Income Funds 32.25%		2,865,171

John Hancock Strategic Income Fund (Class I)	421,969	2,865,171

Total investments (Cost $8,614,736) 100.00%		$8,883,361

John Hancock
Allocation Core Portfolio
Footnotes to Schedule of Investments
September 30, 2006 (unaudited)

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on September 30, 2006, including short-term investments, was $8,614,736. Gross unrealized appreciation and depreciation of investments aggregated $293,935 and $25,310, respectively, resulting in net unrealized appreciation of $268,625.

Footnotes to Schedule of Investments - Page 1

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle*
James F. Carlin
Richard P. Chapman, Jr.**
William H. Cunningham
Charles L. Ladner**
Dr. John A. Moore**
Patti McGill Peterson**
Steven R. Pruchansky
* Non-Independent Trustee
** Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer
Thomas Kinzler
Secretary and Chief Legal Officer
Francis V. Knox, Jr.
Chief Compliance Officer
Gordon M. Shone
Treasurer
John G. Vrysen
Chief Financial Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. 1 John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives 24-hour automated information TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Allocation Core Portfolio.

940Q3 9/06
11/06

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Capital Series

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: November 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: November 29, 2006

By: /s/ John G. Vrysen
-------------------------------------
John G. Vrysen
Executive Vice President and Chief Financial Officer

Date: November 29, 2006